Commitments and Contingencies (Details Textual) (Forasen Group’s [Member])	Apr. 15, 2014 USD ($)	Apr. 15, 2014 CNY	Jun. 25, 2012 USD ($)	Jun. 25, 2012 CNY
Commitments and Contingencies [Line Items]
Guaranty Liabilities	$ 3,258,000	20,000,000	$ 3,152,115	19,350,000
Building Pledged As Collateral For Loans	8,000,000		8,400,000
Renewable Bankers Acceptance Notes	$ 5,717,790	35,100,000